VARIABLE INTEREST ENTITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The VIE did not have any outstanding obligations as of March 31, 2026 or December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$202	$205
Aircraft held for sale, net (net of accumulated depreciation of $928 as of March 31, 2026 and December 31, 2025)	4,376	4,376

Total assets	$4,578	$4,581

The VIE did not have any outstanding obligations as of December 31, 2025 or 2024:

(In thousands)	December 31,
	2025	2024
Cash and cash equivalents	$205	$171
Aircraft held for sale, net (net of accumulated depreciation of $928 and $729)	4,376	4,574

Total assets	$4,581	$4,745